Income Tax - Composition of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current expense	$ 14,796	$ 12,506	$ 15,459
Deferred expense (benefit)	(359)	1,912	(2,130)
Income tax expense	$ 14,437	$ 14,418	$ 13,329